OPERATING LEASES (Details) - Schedule of rental expense - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Operating Leases
Sublease income	$ 7,396,835	$ 7,268,290
Operating lease cost	(3,239,348)	(3,333,406)
Excess of sublease income over lease cost	$ 4,157,487	$ 3,934,884